Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (1.3%)
	Northern Star Resources Ltd.	2,339,130	32,417
	Computershare Ltd. (XASX)	889,451	25,556
	Washington H Soul Pattinson & Co. Ltd.	582,503	18,905
[1]	CAR Group Ltd.	617,178	11,269
	Technology One Ltd.	496,809	10,836
	Pro Medicus Ltd.	90,575	10,304
	AUB Group Ltd. (XASX)	213,114	4,153
	Netwealth Group Ltd.	210,331	3,175
	Data#3 Ltd.	258,396	1,773
	Supply Network Ltd.	44,900	1,065
			119,453
Belgium (0.9%)
	UCB SA	197,286	50,640
	Elia Group SA	81,997	11,749
	Lotus Bakeries NV	676	8,670
	Sofina SA	25,085	7,109
	Financiere de Tubize SA	31,214	6,981
			85,149
Canada (23.0%)
	Royal Bank of Canada	2,156,998	451,464
	Toronto-Dominion Bank	2,733,924	327,716
	Canadian Imperial Bank of Commerce	1,505,501	178,317
	Brookfield Corp.	3,495,696	148,570
	Canadian National Railway Co.	884,832	112,509
	National Bank of Canada	630,335	101,957
	Alimentation Couche-Tard Inc.	1,217,008	79,010
	Waste Connections Inc.	417,509	69,942
	Franco-Nevada Corp.	315,592	67,141
	Dollarama Inc.	443,430	60,407
	Intact Financial Corp.	289,221	56,788
	Nutrien Ltd.	786,480	54,285
	Fortis Inc. (XTSE)	832,709	47,402
	Loblaw Cos. Ltd.	913,134	42,867
	Restaurant Brands International Inc.	568,000	42,009
	Imperial Oil Ltd.	244,971	31,761
	Brookfield Asset Management Ltd. Class A (XTSE)	616,713	29,831
	Magna International Inc.	418,656	28,712
	Tourmaline Oil Corp.	602,657	26,615
[2]	Hydro One Ltd.	520,288	21,675
	Metro Inc.	313,447	20,835
	Toromont Industries Ltd.	133,233	20,041
	George Weston Ltd.	253,286	18,930
	TFI International Inc.	126,282	17,061
	TMX Group Ltd.	450,873	16,480
	CCL Industries Inc. Class B	234,325	15,537
	Finning International Inc.	213,415	14,143
	Stantec Inc.	186,615	13,170
	Saputo Inc.	395,221	11,116
	FirstService Corp.	67,593	9,521
	Empire Co. Ltd. Class A	208,742	7,640
	Atco Ltd. Class I	118,610	6,753
	Stella-Jones Inc.	89,190	4,921
	Boyd Group Services Inc.	45,347	4,688
	Badger Infrastructure Solutions Ltd.	54,965	3,484
	North West Co. Inc.	77,833	2,823
	Maple Leaf Foods Inc.	121,345	2,476
	Savaria Corp.	98,399	2,044
[2]	Jamieson Wellness Inc.	67,227	1,983
	StorageVault Canada Inc.	363,852	1,246

		Shares	Market Value ($000)
	ADENTRA Inc.	39,655	982
			2,174,852
China (0.4%)
	Kweichow Moutai Co. Ltd. Class A	163,478	32,687
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	79,500	1,644
	China Overseas Property Holdings Ltd.	2,110,000	926
	Jiangsu King's Luck Brewery JSC Ltd. Class A	164,000	697
	Apeloa Pharmaceutical Co. Ltd. Class A	164,500	493
	Shanghai Huace Navigation Technology Ltd. Class A	112,900	475
	Southern Publishing & Media Co. Ltd. Class A	112,300	200
			37,122
Denmark (2.6%)
	Novo Nordisk A/S Class B	5,213,519	246,608
Finland (0.1%)
	Huhtamaki OYJ	150,994	5,385
France (3.2%)
	Schneider Electric SE	887,443	298,168
Germany (5.4%)
	SAP SE	1,668,232	305,779
	Deutsche Boerse AG	304,837	91,822
	E.ON SE	3,630,863	78,221
	Symrise AG	217,007	22,269
	Nemetschek SE	99,827	6,729
	FUCHS SE	44,296	1,768
	Atoss Software SE	14,225	1,386
	Cewe Stiftung & Co. KGaA	7,973	883
	MBB SE	2,608	581
	Adesso SE	5,192	351
			509,789
Hong Kong (1.8%)
	AIA Group Ltd.	17,095,360	172,336
India (3.2%)
	Reliance Industries Ltd.	11,049,964	151,290
	Infosys Ltd.	5,627,859	66,854
	Sun Pharmaceutical Industries Ltd.	1,763,110	36,761
	Persistent Systems Ltd.	173,291	10,086
	Pidilite Industries Ltd.	498,923	8,425
	Sundaram Finance Ltd.	110,142	5,383
	KEI Industries Ltd.	101,776	5,330
	Mphasis Ltd.	215,521	5,303
	Berger Paints India Ltd.	474,764	2,588
	Tata Elxsi Ltd.	59,534	2,296
	ZF Commercial Vehicle Control Systems India Ltd.	74,010	1,875
	CRISIL Ltd.	33,140	1,515
	Honeywell Automation India Ltd.	3,645	1,458
	Caplin Point Laboratories Ltd.	40,113	1,058
	Kirloskar Pneumatic Co. Ltd.	63,723	990
	FIEM Industries Ltd.	17,755	432
			301,644
Indonesia (0.3%)
	Bank Central Asia Tbk PT	89,771,300	31,463
Ireland (0.3%)
	Kerry Group plc Class A	260,922	24,910
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	177,999	10,603
	Italgas SpA	1,013,008	10,447
	Buzzi SpA	141,768	6,725
	Interpump Group SpA	131,213	5,282
[1]	DiaSorin SpA	38,454	3,184
	Pharmanutra SpA	7,159	687
			36,928

	Shares	Market Value ($000)
Japan (30.9%)
Mitsubishi UFJ Financial Group Inc.	19,414,100	433,643
Sumitomo Mitsui Financial Group Inc.	6,260,600	269,011
Hitachi Ltd.	7,419,400	243,138
Sony Group Corp.	10,060,800	235,109
Mitsubishi Corp.	6,069,300	181,428
Tokio Marine Holdings Inc.	3,163,500	161,232
Murata Manufacturing Co. Ltd.	3,018,700	137,545
Sompo Holdings Inc.	1,527,800	67,829
NEC Corp.	2,231,800	66,326
Fujitsu Ltd.	2,845,800	65,594
TDK Corp.	3,179,300	61,133
MS&AD Insurance Group Holdings Inc.	1,976,400	60,841
Seven & i Holdings Co. Ltd.	3,918,302	51,957
FUJIFILM Holdings Corp.	2,034,300	47,887
NTT Inc.	48,843,943	46,818
Chugai Pharmaceutical Co. Ltd.	1,043,500	45,279
Astellas Pharma Inc.	2,958,600	40,636
Terumo Corp.	2,422,152	35,533
Sumitomo Realty & Development Co. Ltd.	1,530,300	34,301
Kao Corp.	1,483,300	30,491
Lasertec Corp.	131,200	30,141
Asahi Group Holdings Ltd.	2,487,529	25,960
Pan Pacific International Holdings Corp.	4,359,820	24,741
Shionogi & Co. Ltd.	1,308,100	23,652
Nitto Denko Corp.	1,108,000	23,397
Sekisui House Ltd.	1,063,300	23,278
Nomura Research Institute Ltd.	713,300	21,102
Olympus Corp.	1,822,100	20,825
Chiba Bank Ltd.	1,115,800	18,137
Obic Co. Ltd.	536,400	15,386
Capcom Co. Ltd.	557,700	14,010
Unicharm Corp.	2,100,480	13,323
Nippon Sanso Holdings Corp.	346,700	12,464
Hulic Co. Ltd.	1,097,775	12,070
Tokyo Ohka Kogyo Co. Ltd.	196,000	10,615
MEIJI Holdings Co. Ltd.	432,100	10,277
Zensho Holdings Co. Ltd.	152,500	9,522
Kurita Water Industries Ltd.	174,400	9,372
Hikari Tsushin Inc.	37,700	9,218
Sony Financial Group Inc.	8,865,500	8,595
Yakult Honsha Co. Ltd.	477,100	8,444
Azbil Corp.	766,560	7,938
TISI Inc.	322,160	7,724
Tokyo Tatemono Co. Ltd.	342,000	7,217
Kandenko Co. Ltd.	200,905	6,682
CyberAgent Inc.	689,300	6,298
Yamaguchi Financial Group Inc.	338,467	6,259
Kyowa Kirin Co. Ltd.	385,100	6,182
Air Water Inc.	373,600	5,859
Nichias Corp.	282,600	5,857
Nichirei Corp.	417,400	5,806
Rohto Pharmaceutical Co. Ltd.	361,600	5,415
Nomura Real Estate Holdings Inc.	886,900	5,097
EXEO Group Inc.	311,700	5,090
Nisshin Seifun Group Inc.	400,500	5,070
MonotaRO Co. Ltd.	401,267	5,064
Open House Group Co. Ltd.	95,200	5,059
Tokyo Century Corp.	301,900	4,933
Lion Corp.	453,434	4,861
Hyakugo Bank Ltd.	387,200	4,840
Maruwa Co. Ltd.	13,800	4,673
GMO Payment Gateway Inc.	74,500	4,642
Kobe Bussan Co. Ltd.	241,300	4,219
Alfresa Holdings Corp.	286,000	4,148
Rinnai Corp.	177,752	3,975
Organo Corp.	42,200	3,797
SWCC Corp.	50,500	3,481
Nippon Gas Co. Ltd.	180,567	3,217
Kobayashi Pharmaceutical Co. Ltd.	88,420	3,104

		Shares	Market Value ($000)
	Oracle Corp. Japan	55,100	3,096
	Zenkoku Hosho Co. Ltd.	155,100	3,046
	Goldwin Inc.	203,000	2,916
	Takeuchi Manufacturing Co. Ltd.	61,000	2,825
[1]	Kusuri no Aoki Holdings Co. Ltd.	108,400	2,734
	Nojima Corp.	330,400	2,705
	Sundrug Co. Ltd.	107,824	2,563
	Blue Zones Holdings Co. Ltd.	227,000	2,548
	Japan Elevator Service Holdings Co. Ltd.	229,700	2,434
	Mizuho Leasing Co. Ltd.	278,935	2,385
	SHO-BOND Holdings Co. Ltd.	287,236	2,377
	Kagome Co. Ltd.	136,400	2,234
	Max Co. Ltd.	192,300	2,205
	Ship Healthcare Holdings Inc.	133,267	2,135
	Pilot Corp.	183,200	2,081
	Kato Sangyo Co. Ltd.	51,400	2,052
	Dentsu Soken Inc.	120,500	2,042
	Morinaga & Co. Ltd.	120,900	2,004
	Katitas Co. Ltd.	85,400	1,809
	Rakus Co. Ltd.	260,800	1,761
	Nextage Co. Ltd.	83,762	1,745
	Okinawa Cellular Telephone Co.	71,534	1,735
	Kissei Pharmaceutical Co. Ltd.	64,100	1,637
	DTS Corp.	220,900	1,607
	SMS Co. Ltd.	112,560	1,563
	Valor Holdings Co. Ltd.	75,312	1,537
	Raito Kogyo Co. Ltd.	64,200	1,513
	Takara Standard Co. Ltd.	80,167	1,510
	JCU Corp.	41,500	1,509
	S&B Foods Inc.	36,000	1,484
	Maruzen Showa Unyu Co. Ltd.	28,700	1,377
	Japan Wool Textile Co. Ltd.	113,100	1,349
	Nomura Micro Science Co. Ltd.	53,600	1,313
	TKC Corp.	51,200	1,242
	Totech Corp.	49,900	1,203
	Yellow Hat Ltd.	106,200	1,202
	Life Corp.	72,800	1,179
	Komeri Co. Ltd.	47,967	1,161
	Yokogawa Bridge Holdings Corp.	62,000	1,147
	Future Corp.	72,347	1,115
	Heiwa Real Estate Co. Ltd.	74,200	1,093
	Kohnan Shoji Co. Ltd.	40,000	1,053
	JSB Co. Ltd.	18,100	1,013
	Keihanshin Building Co. Ltd.	139,000	996
	Create SD Holdings Co. Ltd.	47,400	990
	Tsurumi Manufacturing Co. Ltd.	70,634	975
	Sekisui Jushi Corp.	52,500	967
	Matsuda Sangyo Co. Ltd.	28,500	958
	Osaka Organic Chemical Industry Ltd.	33,800	943
	RS Technologies Co. Ltd.	23,600	911
	Senshu Electric Co. Ltd.	23,800	902
	Shin-Etsu Polymer Co. Ltd.	64,534	854
	Elecom Co. Ltd.	72,332	842
	Tokyotokeiba Co. Ltd.	26,300	829
	Alconix Corp.	50,600	819
	Premium Group Co. Ltd.	63,800	818
	SBS Holdings Inc.	29,100	811
	Zuken Inc.	26,400	801
	Denyo Co. Ltd.	31,400	784
[1]	Cybozu Inc.	40,400	692
	eGuarantee Inc.	59,100	680
[1]	Ise Chemicals Corp.	30,500	640
	Kameda Seika Co. Ltd.	79,600	636
	Mitsubishi Research Institute Inc.	20,400	615
	Yahagi Construction Co. Ltd.	50,800	604
	Shizuoka Gas Co. Ltd.	73,000	575
	AZ-COM MARUWA Holdings Inc.	98,800	570
[1]	Kohsoku Corp.	21,500	557
	S Foods Inc.	30,900	531
	Belluna Co. Ltd.	78,600	528

		Shares	Market Value ($000)
[1]	Nippon Parking Development Co. Ltd. Class C	327,800	506
	Siix Corp.	57,600	502
	Retail Partners Co. Ltd.	57,800	496
	Sanyo Trading Co. Ltd.	89,200	482
	Nippon Fine Chemical Co. Ltd.	29,200	470
	KeePer Technical Laboratory Co. Ltd.	26,600	468
	Tokyo Energy & Systems Inc.	36,100	447
	Celsys Inc.	40,034	432
	Hirakawa Hewtech Corp.	21,420	422
	Strike Group Co. Ltd.	48,000	398
	Insource Co. Ltd.	83,000	393
	Daito Pharmaceutical Co. Ltd.	49,700	389
	FULLCAST Holdings Co. Ltd.	34,400	372
	Loadstar Capital KK	22,080	372
	Business Engineering Corp.	47,200	361
	Transaction Co. Ltd.	47,468	357
	GSI Creos Corp.	20,100	334
	Lacto Japan Co. Ltd.	14,600	310
	Avant Group Corp.	38,334	304
	grems Inc.	18,300	295
	Densan System Holdings Co. Ltd.	15,467	283
[1]	Aoyama Zaisan Networks Co. Ltd.	33,100	264
[1]	Good Com Asset Co. Ltd.	26,900	259
	Digital Information Technologies Corp.	43,100	256
	Charm Care Corp. KK	29,700	252
[1]	NJS Co. Ltd.	9,000	250
[1]	Value HR Co. Ltd.	25,900	246
	Oro Co. Ltd.	13,600	188
	YAKUODO Holdings Co. Ltd.	16,467	178
	MarkLines Co. Ltd.	19,651	165
			2,917,285
Mexico (0.4%)
	America Movil SAB de CV Series B	29,506,156	37,599
Netherlands (0.4%)
	Wolters Kluwer NV	380,579	29,879
	Koninklijke Vopak NV	91,514	5,180
			35,059
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	960,593	22,974
Norway (0.0%)
	TOMRA Systems ASA	358,448	3,984
Portugal (0.0%)
	Sonae SGPS SA	1,259,811	2,959
Saudi Arabia (0.0%)
	Mouwasat Medical Services Co.	148,109	2,459
South Africa (0.0%)
	PSG Financial Services Ltd.	1,596,422	3,256
South Korea (0.3%)
	LIG Defense&Aerospace Co. Ltd.	21,967	10,734
	Hankook Tire & Technology Co. Ltd.	119,545	5,569
[1]	Yuhan Corp.	99,348	5,073
[1]	JB Financial Group Co. Ltd.	179,847	3,280
[1]	Hankook & Co. Co. Ltd.	43,791	755
[1]	Kyung Dong Navien Co. Ltd.	9,977	441
	JW Pharmaceutical Corp.	21,498	350
			26,202
Spain (2.6%)
	Iberdrola SA	10,218,665	242,730
	Vidrala SA (XMAD)	43,006	4,350
			247,080

		Shares	Market Value ($000)
Sweden (1.3%)
	Assa Abloy AB Class B	1,623,350	60,236
	Hexagon AB Class B	3,436,777	33,923
	Lifco AB Class B	367,293	12,509
	AAK AB	298,934	6,450
[2]	Bravida Holding AB	341,234	4,702
	Wihlborgs Fastigheter AB	440,644	3,584
	Catena AB	75,672	3,144
	Svolder AB Class B	149,125	884
			125,432
Switzerland (14.0%)
	Nestle SA (Registered)	3,461,232	345,954
	Novartis AG (Registered)	2,104,315	329,098
	Roche Holding AG	745,703	325,941
	Sika AG (Registered)	262,403	59,038
	Sandoz Group AG	719,706	58,669
	Givaudan SA (Registered)	13,289	53,114
	Geberit AG (Registered)	51,589	33,992
	Logitech International SA (Registered)	231,304	23,623
	Chocoladefabriken Lindt & Spruengli AG (Registered)	179	21,077
	Chocoladefabriken Lindt & Spruengli AG	1,612	18,606
	PSP Swiss Property AG (Registered)	75,095	13,548
	Roche Holding AG (Bearer) Class BR	30,497	13,519
	Temenos AG (Registered)	90,412	7,521
	Siegfried Holding AG (Registered)	62,046	5,822
	DKSH Holding AG	57,751	4,794
	VZ Holding AG	21,477	4,121
	Emmi AG (Registered)	3,519	3,780
	ALSO Holding AG (Registered)	9,166	2,193
	Vaudoise Assurances Holding SA	462	459
			1,324,869
Taiwan (0.3%)
[1]	Wistron Corp.	5,194,000	27,856
[1]	Allis Electric Co. Ltd.	401,879	1,203
	Chief Telecom Inc.	55,000	561
			29,620
Thailand (0.3%)
	Gulf Development PCL	11,960,800	23,842
Turkiye (0.0%)
[2]	Enerjisa Enerji A/S	389,268	891
	Borusan Yatirim ve Pazarlama A/S	10,402	374
	EGE Gubre Sanayii A/S	72,718	144
			1,409
United Kingdom (5.5%)
	BAE Systems plc	4,923,776	139,389
	RELX plc	2,897,450	101,909
	London Stock Exchange Group plc	722,207	81,243
	Halma plc	620,450	29,643
	Diploma plc	219,656	21,753
	Coca-Cola HBC AG Class DI	322,262	21,730
	Bunzl plc	530,079	20,004
	Sage Group plc	1,511,528	19,911
	Pearson plc	989,872	16,704
	DCC Energy plc	139,434	11,922
	Spirax Group plc	120,616	11,309
	Croda International plc	228,262	9,882
	Cranswick plc	88,405	6,365
	Softcat plc	215,703	5,660
	Drax Group plc	549,567	5,469
	Hikma Pharmaceuticals plc	253,742	5,417
	Chemring Group plc	442,464	3,527
	Clarkson plc	42,241	2,697
			514,534
Total Common Stocks (Cost $7,112,505)			9,362,370
Preferred Stocks (0.1%)
	FUCHS SE Preference Shares	106,920	4,956

		Shares	Market Value ($000)
	Grupo De Inversiones Suramericana SA Preference Shares	267,524	3,790
Total Preferred Stocks (Cost $7,080)			8,746
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 3.718% (Cost $23,520)	235,230	23,521
Total Investments (99.5%) (Cost $7,143,105)			9,394,637
Other Assets and Liabilities—Net (0.5%)			48,985
Net Assets (100%)			9,443,622
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,132.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $29,251, representing 0.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $23,274 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	12	4,512	55
MSCI EAFE Index	September 2026	344	54,736	452
				507

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	GBP	3,166	USD	4,179	89	—
Wells Fargo Bank N.A.	9/16/2026	JPY	1,325,310	USD	8,249	112	—
State Street Bank & Trust Co.	9/16/2026	JPY	834,091	USD	5,254	8	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	757,134	USD	4,727	50	—
Standard Chartered Bank	9/16/2026	JPY	749,728	USD	4,666	64	—
Toronto-Dominion Bank	9/16/2026	USD	100	AUD	141	—	—
Barclays Bank plc	9/16/2026	USD	3,855	CAD	5,405	—	(9)
Toronto-Dominion Bank	9/16/2026	USD	326	CAD	452	3	—
State Street Bank & Trust Co.	9/16/2026	USD	22,942	CHF	18,062	485	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,906	DKK	12,282	6	—
State Street Bank & Trust Co.	9/16/2026	USD	974	EUR	839	4	—
State Street Bank & Trust Co.	9/16/2026	USD	5,306	GBP	3,961	—	(32)
Royal Bank of Canada	9/16/2026	USD	1,555	HKD	12,121	7	—
Standard Chartered Bank	9/16/2026	USD	533	INR	51,640	—	(6)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	USD	29,423	JPY	4,686,183	—	(140)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	2,867	JPY	461,963	—	(48)
						828	(235)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $614 in connection with open forward currency contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,212,451	—	—	2,212,451
Common Stocks—Other	—	7,149,919	—	7,149,919
Preferred Stocks	3,790	4,956	—	8,746
Temporary Cash Investments	23,521	—	—	23,521
Total	2,239,762	7,154,875	—	9,394,637
Derivative Financial Instruments
Assets
Futures Contracts[1]	507	—	—	507
Forward Currency Contracts	—	828	—	828
Total	507	828	—	1,335
Liabilities
Forward Currency Contracts	—	(235)	—	(235)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.